Equity-accounted investees (Summary of Equity-accounted Investees) (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of significant investments in associates [Line Items]
Investment in equity-accounted investees	$ 3,173,185	$ 210,972
Westinghouse Electric Company [Member]
Disclosure of significant investments in associates [Line Items]
Investment in equity-accounted investees	2,899,379	0
JV Inkai Associate [Member]
Disclosure of significant investments in associates [Line Items]
Investment in equity-accounted investees	273,806	210,972
Global Laser Enrichment LLC [Member]
Disclosure of significant investments in associates [Line Items]
Investment in equity-accounted investees	$ 0	$ 0